Label	Element	Value
Morgan Stanley US Government Securities Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000730044_SupplementTextBlock	Morgan Stanley January 31, 2019 Supplement SUPPLEMENT DATED JANUARY 31, 2019 TO THE PROSPECTUSES OF Morgan Stanley U.S. Government Securities Trust, dated April 30, 2018
Risk/Return [Heading]	rr_RiskReturnHeading	Morgan Stanley US Government Securities Trust
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following is hereby added as the second paragraph of the section of each Prospectus entitled "Fund Summary—Fees and Expenses":

Class I shares may be available on brokerage platforms of firms that have agreements with the Fund's principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Fund are available in other share classes that have different fees and expenses.

Please retain this supplement for future reference.